Schedule of Investments (unaudited) January 31, 2021	BlackRock MuniHoldings Quality Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 0.3%
Selma Industrial Development Board, RB, Series A, 5.38%, 12/01/35	$565	$588,628

Arizona — 3.2%
Arizona Industrial Development Authority, RB
4.38%, 07/01/39(a)	325	342,199
Series A, 5.00%, 07/01/39(a)	270	278,915
Series A, (BAM), 4.00%, 06/01/44	425	468,826
Series A, 5.00%, 07/01/49(a)	310	317,074
Series A, 5.00%, 07/01/54(a)	240	244,774
City of Phoenix Civic Improvement Corp., ARB, Series B, AMT, Junior Lien, 3.25%, 07/01/49	670	720,619
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	315	354,460
Industrial Development Authority of the County of Pima, RB, 5.00%, 06/15/47(a)	470	475,645
Industrial Development Authority of the County of Pima, Refunding RB, 5.00%, 06/15/52(a)	260	268,694
Maricopa County Industrial Development Authority, Refunding RB(a)
5.00%, 07/01/39	115	127,979
5.00%, 07/01/54	265	285,288
Salt Verde Financial Corp., RB, 5.00%, 12/01/37	1,410	2,049,308

		5,933,781

Arkansas — 0.5%
Arkansas Development Finance Authority, RB, AMT, 4.50%, 09/01/49(a)	785	865,015

California — 14.6%
California Health Facilities Financing Authority, Refunding RB, Series A, 4.00%, 04/01/45	460	535,081
California Municipal Finance Authority, ARB, AMT, Senior Lien, 5.00%, 12/31/43	800	960,000
California State Public Works Board, RB
Series F, 5.25%, 09/01/33	725	818,162
Series I, 5.50%, 11/01/30	1,500	1,714,710
Series I, 5.50%, 11/01/31	2,465	2,817,224
Golden State Tobacco Securitization Corp., Refunding RB
Series A-1, 5.00%, 06/01/47	910	946,546
Series A-2, 5.00%, 06/01/47	255	265,241
Kern Community College District, GO, Series C, 5.50%, 11/01/23(b)	1,420	1,627,831
Norman Y Mineta San Jose International Airport SJC, Refunding RB
Series A-1, AMT, 5.50%, 03/01/30	2,400	2,409,528
Series A-1, AMT, 5.75%, 03/01/34	2,180	2,189,069
Redondo Beach Unified School District, GO, Series E, 5.50%, 08/01/21(b)	1,335	1,370,952
Regents of the University of California Medical Center Pooled Revenue, Refunding RB
Series J, 5.25%, 05/15/23(b)	3,170	3,539,971
Series J, 5.25%, 05/15/38	900	998,487
Riverside County Public Financing Authority, RB, 5.25%, 11/01/40	2,500	3,044,875
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB Series A, AMT, 5.50%, 05/01/28	1,085	1,210,827

Security	Par (000)	Value

California (continued)
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB (continued)
Series A, AMT, 5.25%, 05/01/33	$850	$940,788
Series A, AMT, 5.00%, 05/01/44	1,090	1,233,291
Washington Township Health Care District, GO, Series B, 5.50%, 08/01/40	540	614,299

		27,236,882

Colorado — 1.4%
City & County of Denver Colorado Airport System Revenue, ARB
Series A, AMT, 5.50%, 11/15/28	1,000	1,133,660
Series A, AMT, 5.50%, 11/15/30	340	385,152
Series A, AMT, 5.50%, 11/15/31	405	458,598
Colorado Educational & Cultural Facilities Authority, Refunding RB, 5.00%, 10/01/59(a)	615	659,636

		2,637,046

Connecticut — 1.0%
Connecticut State Health & Educational Facilities Authority, Refunding RB, Series I-1, 5.00%, 07/01/42	590	697,150
State of Connecticut, GO, Series A, 5.00%, 04/15/38	985	1,237,140

		1,934,290

Delaware — 0.5%
Delaware State Health Facilities Authority, RB, 5.00%, 06/01/43	820	973,799

Florida — 16.9%
Capital Trust Agency, Inc., RB, Series A, 5.00%, 06/01/45(a)	275	280,858
Central Florida Expressway Authority, Refunding RB, Senior Lien, 5.00%, 07/01/48	2,760	3,405,564
City of Pompano Beach Florida, Refunding RB, 4.00%, 09/01/50	420	454,028
County of Broward Florida Airport System Revenue, ARB, Series A, AMT, 5.00%, 10/01/45	2,845	3,293,400
County of Lee Florida Airport Revenue, Refunding RB, Series A, AMT, 5.38%, 10/01/32	1,500	1,538,625
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series A, AMT, 5.00%, 10/01/22(b)	2,900	3,127,012
County of Miami-Dade Seaport Department, ARB
Series A, 5.38%, 10/01/33	1,015	1,145,559
Series A, 6.00%, 10/01/38	1,000	1,143,500
Series B, AMT, 6.25%, 10/01/38	460	526,005
Series B, AMT, 6.00%, 10/01/42	615	702,219
Cypress Bluff Community Development District, SAB, Series A, 3.80%, 05/01/50(a)	430	434,769
Florida Development Finance Corp., RB(a)
AMT, 5.00%, 05/01/29	270	288,376
Series A, AMT, 5.00%, 08/01/29(c)	105	109,279
Florida Development Finance Corp., Refunding RB, Series C, 5.00%, 09/15/50(a)	155	166,611
Hillsborough County Aviation Authority, Refunding RB, Sub-Series A, AMT, 5.50%, 10/01/29	1,735	1,959,162
Lee County Housing Finance Authority, RB, S/F Housing, Series A-2, AMT, (GNMA/FNMA/FHLMC), 6.00%, 09/01/40	65	65,885
Miami-Dade County Educational Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/40	3,465	3,953,496

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniHoldings Quality Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Palm Beach County Health Facilities Authority, RB, Series B, 5.00%, 11/15/42	$135	$159,905
Palm Beach County Health Facilities Authority, Refunding RB, 4.00%, 08/15/49	1,185	1,387,054
Reedy Creek Improvement District, GO, Series A, 5.25%, 06/01/23(b)	1,040	1,163,989
Southern Groves Community Development District No.5, Refunding SAB, 4.00%, 05/01/43	220	228,963
Tohopekaliga Water Authority, Refunding RB, Series A, 5.25%, 10/01/21(b)	3,995	4,130,910
Trout Creek Community Development District, SAB
4.00%, 05/01/40	360	375,412
4.00%, 05/01/51	600	615,780
Westside Community Development District, SAB, 4.00%, 05/01/50	815	824,144

		31,480,505

Georgia — 1.3%
Development Authority for Fulton County, RB, 4.00%, 06/15/49	470	537,529
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/49	555	862,570
Municipal Electric Authority of Georgia, RB, 5.00%, 01/01/48	835	1,011,561

		2,411,660

Hawaii — 1.5%
State of Hawaii Airports System Revenue, ARB, Series A, AMT, 5.00%, 07/01/45	1,500	1,733,730
State of Hawaii Airports System Revenue, COP
AMT, 5.25%, 08/01/25	425	473,709
AMT, 5.25%, 08/01/26	460	512,647

		2,720,086

Illinois — 11.1%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/34	150	188,960
Series A, 5.00%, 12/01/35	140	175,869
Series A, 5.00%, 12/01/36	130	162,973
Series A, 5.00%, 12/01/37	140	175,371
Series A, 5.00%, 12/01/38	110	137,680
Series A, 5.00%, 12/01/39	200	250,066
Series A, 5.00%, 12/01/40	400	499,816
Series A, 5.00%, 12/01/41	260	323,892
Chicago Midway International Airport, Refunding ARB, Series A, 2nd Lien, AMT, 5.00%, 01/01/41	1,000	1,093,520
Chicago O’Hare International Airport, ARB, Series D, AMT, Senior Lien, 5.00%, 01/01/42	430	513,889
Chicago Transit Authority Sales Tax Receipts Fund, RB, 5.25%, 12/01/21(b)	2,790	2,908,687
City of Chicago Illinois Wastewater Transmission Revenue, RB, 2nd Lien, 5.00%, 01/01/42	2,050	2,122,303
Cook County Community College District No.508, GO
5.50%, 12/01/38	1,250	1,398,062
5.25%, 12/01/43	1,505	1,651,858
Illinois Finance Authority, Refunding RB, Series C, 5.00%, 02/15/41	555	670,135
Metropolitan Pier & Exposition Authority, RB, Series A, 5.00%, 06/15/57	640	746,490
Metropolitan Pier & Exposition Authority, Refunding RB, 4.00%, 06/15/50	615	679,975

Security	Par (000)	Value

Illinois (continued)
Railsplitter Tobacco Settlement Authority, RB(b)
5.50%, 06/01/21	$1,405	$1,430,009
6.00%, 06/01/21	400	407,840
State of Illinois, GO
5.25%, 02/01/31	875	978,355
5.25%, 02/01/32	1,355	1,513,982
5.50%, 07/01/33	2,000	2,190,940
5.50%, 07/01/38	425	464,211

		20,684,883

Indiana — 2.0%
Indiana Finance Authority, RB, Series A, AMT, 5.00%, 07/01/40	565	609,189
Indianapolis Local Public Improvement Bond Bank, RB, Series F, 5.25%, 02/01/36	3,055	3,067,281

		3,676,470

Iowa — 1.1%
Iowa Finance Authority, RB, Series A, 5.00%, 05/15/48	1,900	2,127,639

Louisiana — 0.9%
Lake Charles Harbor & Terminal District, ARB, Series B, AMT, (AGM), 5.50%, 01/01/29	1,500	1,705,110

Maryland — 3.2%
Howard County Housing Commission, RB, M/F Housing, 5.00%, 12/01/42	1,430	1,669,368
Maryland Health & Higher Educational Facilities Authority, RB, Series B, 4.00%, 04/15/45	795	929,013
Maryland Stadium Authority, RB, (ST INTERCEPT), 5.00%, 05/01/34	2,700	3,362,985

		5,961,366

Massachusetts — 0.7%
Massachusetts Development Finance Agency, RB
Series A, 5.25%, 01/01/42	545	619,398
Series A, 5.00%, 01/01/47	245	273,165
Massachusetts Development Finance Agency, Refunding RB, Series A, 5.00%, 01/01/40	435	496,118

		1,388,681

Michigan — 0.3%
Michigan Strategic Fund, RB, AMT, 5.00%, 06/30/48	520	626,818

Minnesota — 0.3%
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Refunding RB, Series A, 4.00%, 11/15/43	575	643,500

Mississippi — 3.5%
Mississippi Development Bank, RB, (AGM), 6.88%, 12/01/40	2,595	3,033,840
Mississippi State University Educational Building Corp., Refunding RB, 5.25%, 08/01/23(b)	1,000	1,127,470
State of Mississippi, RB
Series A, 5.00%, 10/15/37	330	406,870
Series A, 4.00%, 10/15/38	1,650	1,890,653

		6,458,833

Montana — 0.1%
Montana Board of Housing, RB, S/F Housing
Series B-2, 3.50%, 12/01/42	95	102,270
Series B-2, 3.60%, 12/01/47	150	160,917

		263,187

2

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniHoldings Quality Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nevada — 5.3%
City of Carson City Nevada, Refunding RB, 5.00%, 09/01/42	$650	$774,397
City of Reno Nevada, Refunding RB
Series A-1, (AGM), 4.00%, 06/01/43	1,570	1,754,239
Series A-1, (AGM), 4.00%, 06/01/46	1,250	1,390,813
County of Clark Nevada, GO
Series A, 5.00%, 06/01/36	1,205	1,526,928
Series A, 5.00%, 06/01/37	3,000	3,798,390
Tahoe-Douglas Visitors Authority, RB
5.00%, 07/01/40	160	187,674
5.00%, 07/01/45	200	231,714
5.00%, 07/01/51	215	246,734

		9,910,889

New Hampshire(a)(c) — 0.4%
New Hampshire Business Finance Authority, Refunding RB
Series A, 3.63%, 07/01/43	245	254,731
Series B, AMT, 3.75%, 07/01/45	395	408,987

		663,718

New Jersey — 12.3%
New Jersey Economic Development Authority, RB
5.00%, 06/15/36	460	579,172
Series A, 5.00%, 06/15/47	2,500	2,946,650
Series LLL, 5.00%, 06/15/34	365	461,386
AMT, (AGM), 5.00%, 01/01/31	790	879,855
AMT, 5.38%, 01/01/43	3,000	3,278,550
New Jersey Housing & Mortgage Finance Agency, Refunding RB, Series A, AMT, 3.80%, 10/01/32	1,320	1,447,921
New Jersey Transportation Trust Fund Authority, RB
Series AA, 5.50%, 06/15/39	1,890	2,089,981
Series BB, 4.00%, 06/15/50	895	1,000,189
Series S, 5.25%, 06/15/43	1,740	2,158,418
New Jersey Transportation Trust Fund Authority, RB, CAB, Series B, 5.25%, 06/15/36	1,000	1,018,330
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 5.00%, 12/15/32	1,600	1,993,232
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 166th Series, 5.25%, 07/15/36	2,000	2,008,200
State of New Jersey, GO, Series A, 4.00%, 06/01/31	520	653,931
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.25%, 06/01/46	1,390	1,701,735
Sub-Series B, 5.00%, 06/01/46	555	660,667

		22,878,217

New Mexico — 0.1%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/44	100	108,101

NewYork — 2.7%
Hudson Yards Infrastructure Corp., RB
5.75%, 02/15/21	1,555	1,558,141
5.75%, 02/15/47	940	944,108
Monroe County Industrial Development Corp., Refunding RB, 4.00%, 12/01/46	435	492,111
New York Liberty Development Corp., Refunding RB, Series 1, Class 1, 5.00%, 11/15/44(a)	525	569,730
New York Transportation Development Corp., RB AMT, 5.00%, 10/01/35	195	242,317

Security	Par (000)	Value

NewYork (continued)
New York Transportation Development Corp., RB (continued)
AMT, 5.00%, 10/01/40	$560	$691,073
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/41	535	627,202

		5,124,682

North Carolina — 0.4%
North Carolina Medical Care Commission, RB
Series A, 4.00%, 10/01/50	115	127,453
Series A, 5.00%, 10/01/50	305	362,185
University of North Carolina at Chapel Hill, RB, 5.00%, 02/01/49	160	254,430

		744,068

Ohio — 3.5%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	2,405	2,803,340
Ohio Turnpike & Infrastructure Commission, RB, Series A-1, Junior Lien, 5.25%, 02/15/31	2,000	2,201,680
State of Ohio, Refunding RB, Series A, 4.00%, 01/15/50	1,305	1,525,571

		6,530,591

Oregon — 0.4%
Oregon Health & Science University, RB, Series A, 5.00%, 07/01/42	600	733,752

Pennsylvania — 8.3%
Altoona Area School District, GO, (BAM SAW), 5.00%, 12/01/36	110	132,257
Bristol Township School District, GO, (SAW), 5.25%, 06/01/37	1,000	1,103,080
County of Lehigh Pennsylvania, Refunding RB, Series A, 4.00%, 07/01/49	420	487,158
Montgomery County Higher Education and Health Authority, Refunding RB, Series A, 5.00%, 09/01/48	980	1,165,710
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 125B, 3.65%, 10/01/42	1,000	1,082,600
Pennsylvania Turnpike Commission, RB
Sub-Series B-1, 5.25%, 06/01/47	1,170	1,457,984
Series A, Subordinate, 5.00%, 12/01/44	2,080	2,600,853
Pennsylvania Turnpike Commission, Refunding RB, 2nd Series, 5.00%, 12/01/41	1,250	1,554,825
Springfield School District/Delaware County, GO
(SAW), 5.00%, 03/01/40	865	1,073,379
(SAW), 5.00%, 03/01/43	590	727,647
Swarthmore Borough Authority, RB, 5.00%, 09/15/48	1,900	2,406,654
Westmoreland County Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/36	1,290	1,611,416

		15,403,563

Puerto Rico — 4.5%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	2,276	2,547,277
Series A-1, Restructured, 5.00%, 07/01/58	3,078	3,495,562
Series A-2, Restructured, 4.33%, 07/01/40	749	827,922
Series A-2, Restructured, 4.78%, 07/01/58	155	173,702
Series B-1, Restructured, 4.75%, 07/01/53	238	266,343

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniHoldings Quality Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB (continued)
Series B-2, Restructured, 4.78%, 07/01/58	$231	$258,810
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	2,783	880,124

		8,449,740

South Carolina — 5.9%
Charleston County Airport District, ARB
Series A, AMT, 5.50%, 07/01/38	1,000	1,114,480
Series A, AMT, 6.00%, 07/01/38	1,695	1,909,282
Series A, AMT, 5.50%, 07/01/41	1,000	1,113,110
County of Berkeley South Carolina, SAB 4.25%, 11/01/40	175	193,595
4.38%, 11/01/49	265	291,084
County of Charleston South Carolina, ARB, 5.25%, 12/01/38	2,180	2,478,464
South Carolina Jobs-Economic Development Authority, RB, 5.00%, 01/01/40(a)	485	486,314
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 5.00%, 05/01/43	800	962,040
South Carolina Ports Authority, ARB, AMT, 5.25%, 07/01/25(b)	1,095	1,325,925
South Carolina Public Service Authority, RB, Series E, 5.50%, 12/01/53	1,000	1,136,840

		11,011,134

Tennessee — 1.5%
Metropolitan Nashville Airport Authority, ARB, Series B, AMT, 5.00%, 07/01/40	2,500	2,901,825

Texas — 8.5%
City of Beaumont Texas, GO, 5.25%, 03/01/23(b)	1,360	1,502,909
City of Houston Texas Airport System Revenue, Refunding ARB, AMT, 5.00%, 07/15/27	130	151,785
City of Houston Texas Airport System Revenue, Refunding RB
Sub-Series D, 5.00%, 07/01/37	1,175	1,460,737
Series A, AMT, 5.00%, 07/01/27	125	145,846
Series A, AMT, 6.63%, 07/15/38	225	230,060
Dallas Fort Worth International Airport, ARB, Series H, AMT, 5.00%, 11/01/21(b)	2,200	2,277,176
Lower Colorado River Authority, Refunding RB, 5.50%, 05/15/33	1,240	1,385,576
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(a)	260	271,580
North Texas Tollway Authority, RB, Series A, 5.50%, 09/01/21(b)	3,150	3,247,839
North Texas Tollway Authority, Refunding RB, Series A, 5.00%, 01/01/48	1,060	1,296,772
Red River Education Finance Corp., RB, 5.25%, 03/15/23(b)	620	686,793
Tarrant County Cultural Education Facilities Finance Corp., RB, Series B, 5.00%, 07/01/35	1,500	1,914,630
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	145	159,026

Security	Par (000)	Value

Texas (continued)
Texas Municipal Gas Acquisition & Supply Corp. III Refunding RB, 5.00%, 12/15/32(e)	$490	$673,211
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, 5.00%, 06/30/58	385	466,482

		15,870,422

Utah(a) — 0.2%
Utah Charter School Finance Authority, RB, Series A, 5.00%, 06/15/39	100	105,788
Utah Charter School Finance Authority, Refunding RB, 5.00%, 06/15/55	195	205,119

		310,907

Vermont — 1.0%
University of Vermont and State Agricultural College, Refunding RB, 5.00%, 10/01/43	1,470	1,787,520

Virginia — 1.8%
Lexington Industrial Development Authority, RB, 5.00%, 01/01/22(b)	570	595,604
Virginia Small Business Financing Authority, RB, AMT, 5.00%, 12/31/52	2,330	2,739,964

		3,335,568

Washington — 7.1%
City of Seattle Washington Municipal Light & Power Revenue, Refunding RB, Series A, 5.25%, 02/01/21	1,375	1,375,000
Port of Seattle Washington, ARB
Series A, AMT, 5.00%, 05/01/43	385	458,400
Series C, AMT, Intermediate Lien, 5.00%, 05/01/37	1,450	1,752,224
State of Washington, COP
Series B, 5.00%, 07/01/36	1,000	1,256,540
Series B, 5.00%, 07/01/37	3,910	4,911,859
Series B, 5.00%, 07/01/38	650	816,069
State of Washington, GO
Series B, 5.25%, 02/01/21	1,075	1,075,000
Series C, 5.00%, 02/01/36	1,300	1,655,251

		13,300,343

Wisconsin — 1.9%
Public Finance Authority, RB
Series A, 4.00%, 11/15/37	100	113,059
Series A, 5.00%, 11/15/41	195	231,639
Series A, 5.00%, 07/01/55(a)	170	176,958
Series A, 5.00%, 10/15/55(a)	560	601,642
Series A-1, 5.00%, 01/01/55(a)	305	316,416
Public Finance Authority, Refunding RB
5.00%, 09/01/49(a)	165	168,684
5.00%, 11/15/49	335	368,182
Wisconsin Health & Educational Facilities Authority, Refunding RB, 5.00%, 04/01/44	1,205	1,541,291

		3,517,871

Wyoming — 0.2%
Wyoming Municipal Power Agency, Inc., Refunding RB, Series A, (BAM), 5.00%, 01/01/42	330	397,792

Total Municipal Bonds — 130.4% (Cost: $220,521,197)		243,298,882

4

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniHoldings Quality Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

California — 2.9%
Sacramento Area Flood Control Agency, Refunding SAB, 5.00%, 10/01/47	$4,499	$5,480,766

Colorado(g) — 1.9%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.25%, 12/01/43	1,901	2,345,560
Colorado Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/49	1,000	1,128,620

		3,474,180

Connecticut — 1.1%
Connecticut State Health & Educational Facilities Authority, Refunding RB, 5.00%, 12/01/45	1,771	2,076,920

Illinois — 0.3%
City of Chicago IIllinois Waterworks Revenue, Refunding RB, 2nd Lien, (AGM), 5.25%, 11/01/33	480	481,761

Louisiana — 3.8%
City of Shreveport Louisiana Water & Sewer Revenue, RB
Series B, Junior Lien, (AGM), 4.00%, 12/01/44	2,043	2,338,917
Series B, Junior Lien, (AGM), 4.00%, 12/01/49	4,105	4,698,796

		7,037,713

Maryland — 4.2%
City of Baltimore Maryland, RB, Series A, 5.00%, 07/01/46	1,499	1,809,040
Maryland Stadium Authority, RB, 5.00%, 05/01/47	4,894	6,105,258

		7,914,298

Michigan — 4.5%
Michigan Finance Authority, RB(g)
4.00%, 02/15/47	2,138	2,467,031
Series A, 4.00%, 02/15/44	1,912	2,205,489
Michigan State Building Authority, Refunding RB, Series I, 5.00%, 10/15/45	3,020	3,631,218

		8,303,738

NewYork — 4.0%
New York Liberty Development Corp., ARB, 5.25%, 12/15/43	4,530	4,725,971
New York Liberty Development Corp., Refunding RB, 5.75%, 11/15/51(g)	2,660	2,767,694

		7,493,665

Pennsylvania — 6.5%
Commonwealth of Pennsylvania, GO, 1st Series, 4.00%, 03/01/38(g)	3,650	4,285,246
County of Lehigh Pennsylvania, Refunding RB, Series A, 4.00%, 07/01/49(g)	2,996	3,474,736

Security	Par (000)	Value

Pennsylvania (continued)
Northampton County General Purpose Authority, Refunding RB, 4.00%, 11/01/38(g)	$2,596	$3,006,615
Westmoreland County Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/38	1,184	1,400,423

		12,167,020

Virginia — 1.5%
Fairfax County Economic Development Authority, RB, 5.00%, 04/01/47(g)	2,320	2,860,630

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 30.7% (Cost: $52,062,675)		57,290,691

Total Long-Term Investments — 161.1% (Cost: $272,583,872)		300,589,573

	Shares

Short-Term Securities

Money Market Funds — 1.5%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(h)(i)	2,841,473	2,842,041

Total Short-Term Securities — 1.5% (Cost: $2,842,041)		2,842,041

Total Investments — 162.6% (Cost: $275,425,913)		303,431,614

Liabilities in Excess of Other Assets — (0.3)%		(490,387)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (15.7)%		(29,378,506)

VMTP Shares at Liquidation Value — (46.6)%		(87,000,000)

Net Assets Applicable to Common Shares — 100.0%		$186,562,721

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Zero-coupon bond.

(e)	When-issued security.

(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(g)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between May 15, 2021 to August 1, 2027, is $12,013,276.

(h)	Affiliate of the Fund.

(i)	Annualized 7-day yield as of period end.

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniHoldings Quality Fund, Inc. (MUS)

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$679,833	$2,162,163	(a)	$—	$316	$(271)	$2,842,041	2,841,473	$3	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
10-Year U.S. Treasury Note	31	03/22/21	$4,248	$32,894
Long U.S. Treasury Bond	11	03/22/21	1,856	66,213

				$99,107

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$243,298,882	$—	$243,298,882
Municipal Bonds Transferred to Tender Option Bond Trusts	—	57,290,691	—	57,290,691
Short-Term Securities
Money Market Funds	2,842,041	—	—	2,842,041

	$2,842,041	$300,589,573	$—	$303,431,614

6

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniHoldings Quality Fund, Inc. (MUS)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$99,107	$—	$—	$99,107

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	$—	$(29,367,864)	$—	$(29,367,864)
VMTP Shares at Liquidation Value	—	(87,000,000)	—	(87,000,000)

	$—	$(116,367,864)	$—	$(116,367,864)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

GO	General Obligation Bonds

M/F	Multi-Family

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

ST	Special Tax

S C H E D U L E O F I N V E S T M E N T S	7